Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 70.9	€ 49.2	€ 105.4	€ 90.4
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	163.0	173.7	163.1	174.1
Basic earnings per share	€ 0.43	€ 0.28	€ 0.65	€ 0.52
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 70.9	€ 49.2	€ 105.4	€ 90.4
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	163.1	173.7	163.2	174.2
Diluted earnings per share	€ 0.43	€ 0.28	€ 0.65	€ 0.52